T. ROWE PRICE Small-Cap Value Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.7%
COMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 0.2%
Frontier Communications Parent (1)(2) 936,406 22,942
GCI Liberty, Class A, EC (1)(3) 399,039 —
22,942
Entertainment 0.1%
Liberty Media Corp-Liberty Live, Class C (1) 234,400 10,271
10,271
Media 1.0%
Advantage Solutions (1)(2) 5,972,523 25,861
Advantage Solutions, Warrants, 12/31/26 (1) 400,000 52
Boston Omaha, Class A (1)(2) 278,158 4,300
New York Times, Class A  1,852,100 80,048
110,261
Total Communication Services 143,474
CONSUMER DISCRETIONARY 10.7%
Automobile Components 1.3%
Dorman Products (1) 612,333 59,023
LCI Industries  331,041 40,738
Modine Manufacturing (1) 222,700 21,199
Strattec Security (1) 169,515 4,022
Visteon (1) 156,846 18,447
143,429
Broadline Retail 0.3%
Kohl's (2) 406,700 11,855
Ollie's Bargain Outlet Holdings (1) 134,700 10,718
Savers Value Village (1)(2) 657,617 12,679
35,252
Distributors 0.1%
Pool Corp (2) 31,963 12,897
12,897
Diversified Consumer Services 1.1%
Strategic Education  1,147,512 119,479
119,479
Hotels, Restaurants & Leisure 2.1%
BJ's Restaurants (1)(2) 494,537 17,892
Cava Group (1)(2) 565,415 39,607
Dutch Bros, Class A (1)(2) 776,781 25,634
Marriott Vacations Worldwide  444,856 47,924
Papa John's International (2) 881,981 58,740

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(3)(4)(5) 1,439,856 6,307
United Parks & Resorts (1) 87,100 4,896
Wyndham Hotels & Resorts  289,100 22,189
223,189
Household Durables 1.9%
Meritage Homes  797,590 139,945
Skyline Champion (1) 390,000 33,154
Smith Douglas Homes (1) 358,980 10,662
Taylor Morrison Home (1) 371,500 23,096
206,857
Leisure Products 0.1%
Peloton Interactive, Class A (1) 3,279,800 14,054
Rad Power Bikes, Class A, Acquisition Date: 1/22/21 - 9/16/21,
Cost $21,320 (1)(3)(5) 3,355,939 1,040
15,094
Specialty Retail 2.8%
Abercrombie & Fitch, Class A (1) 117,300 14,701
Asbury Automotive Group (1) 165,300 38,974
Caleres (2) 1,113,900 45,703
Carvana (1)(2) 437,900 38,496
Chewy, Class A (1) 46,100 733
Floor & Decor Holdings, Class A (1)(2) 201,200 26,080
Framebridge, EC, Acquisition Date: 5/19/20, Cost $908 (1)(3)(5) 907,892 427
Group 1 Automotive  148,000 43,250
Monro (2) 1,438,666 45,376
RH (1) 47,200 16,438
Urban Outfitters (1) 594,700 25,822
296,000
Textiles, Apparel & Luxury Goods 1.0%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(3)(5) 3,303,766 10,308
Figs, Class A (1)(2) 6,035,417 30,056
Oxford Industries  113,200 12,724
Steven Madden  1,367,640 57,824
110,912
Total Consumer Discretionary 1,163,109
CONSUMER STAPLES 1.9%
Beverages 0.1%
Boston Beer, Class A (1) 18,966 5,774
Coca-Cola Consolidated  6,374 5,395
11,169

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 1.3%
Farmers Business Network, Warrants, 9/29/33, Acquisition Date:
9/29/23, Cost $— (1)(3)(5) 10,691,000 —
Nomad Foods  2,148,300 42,021
Post Holdings (1) 479,730 50,986
Simply Good Foods (1) 365,481 12,437
TreeHouse Foods (1) 510,498 19,884
Utz Brands (2) 873,000 16,098
141,426
Personal Care Products 0.5%
BellRing Brands (1) 977,800 57,720
57,720
Total Consumer Staples 210,315
ENERGY 9.2%
Energy Equipment & Services 4.1%
Cactus, Class A  1,129,229 56,563
ChampionX  2,297,562 82,460
Enerflex (CAD) (2) 7,483,229 43,533
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $20,875 (1)(3)(4)(5)(6) 20,874,541 12,107
Expro Group Holdings (1)(2) 2,803,609 55,988
Liberty Energy, Class A  1,781,899 36,921
Ranger Energy Services  324,884 3,668
TechnipFMC  5,774,093 144,987
436,227
Oil, Gas & Consumable Fuels 5.1%
Advantage Energy (CAD) (1) 3,058,647 22,310
Gulfport Energy (1) 32,800 5,252
International Seaways  18,972 1,009
Magnolia Oil & Gas, Class A (2) 2,531,765 65,699
Matador Resources  2,588,251 172,818
Permian Resources  3,789,500 66,923
Range Resources  2,185,200 75,236
SM Energy  1,112,800 55,473
Southwestern Energy (1) 10,277,600 77,904
542,624
Total Energy 978,851
FINANCIALS 24.3%
Banks 15.4%
Banc of California  502,200 7,639
BankUnited (2) 1,724,637 48,290
Blue Foundry Bancorp (1)(2) 890,752 8,337
Cadence Bank  946,900 27,460

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cathay General Bancorp  685,000 25,914
Coastal Financial (1) 582,716 22,650
Columbia Banking System  4,201,562 81,300
Columbia Financial (1)(2) 997,610 17,169
CRB Group, Acquisition Date: 4/14/22, Cost $3,215 (1)(3)(5) 30,579 2,233
CrossFirst Bankshares, Class A (1)(2) 2,112,405 29,236
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,923 (1)(3)(5) 292,336 5,131
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436 (1)(3)(5) 143,582 2,520
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(3)(5) 43,592 342
East West Bancorp  1,110,875 87,881
Eastern Bankshares  4,645,808 64,019
Farmers & Merchants Bank of Long Beach  1,111 5,333
FB Financial  1,518,223 57,176
First Bancshares  128,881 3,344
FS Bancorp (2)(6) 665,858 23,112
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(3)(5) 503,404 1,510
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(3)(5) 100,220 31
HarborOne Bancorp  2,217,573 23,639
Home BancShares  2,882,351 70,819
John Marshall Bancorp (2)(6) 1,080,563 19,364
Kearny Financial  2,026,955 13,054
Live Oak Bancshares (6) 2,464,736 102,311
Metropolitan Bank Holding (1) 353,823 13,622
National Bank Holdings, Class A (2) 1,625,765 58,641
Origin Bancorp  901,449 28,161
Pacific Premier Bancorp (2) 878,973 21,095
Pinnacle Financial Partners (2) 1,540,734 132,318
Ponce Financial Group (1)(2) 1,649,377 14,679
Popular  1,147,436 101,078
Preferred Bank  637,509 48,942
Prosperity Bancshares  574,500 37,791
Provident Bancorp (1)(2) 889,607 8,095
Sandy Spring Bancorp  384,964 8,924
Southern First Bancshares (1)(6) 451,422 14,337
SouthState  1,256,337 106,826
Synovus Financial  269,800 10,808
Texas Capital Bancshares (1) 1,046,838 64,433
Towne Bank  2,277,652 63,911
Webster Financial  777,187 39,458
Western Alliance Bancorp  1,114,907 71,566

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WSFS Financial  1,391,228 62,800
1,657,299
Capital Markets 2.0%
AssetMark Financial Holdings (1) 749,584 26,543
Hamilton Lane, Class A  176,932 19,951
Houlihan Lokey  781,823 100,222
Open Lending (1) 10,000 62
OTC Markets Group, Class A  403,454 22,291
StepStone Group, Class A  567,575 20,285
Virtus Investment Partners  87,452 21,686
211,040
Consumer Finance 0.4%
NerdWallet, Class A (1)(2) 1,556,878 22,886
PRA Group (1)(2) 916,398 23,899
Upstart Holdings (1)(2) 100 3
46,788
Financial Services 2.3%
PennyMac Financial Services  1,522,694 138,702
Radian Group  162,276 5,432
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(3)(5) 38,630 558
Voya Financial  378,400 27,971
Walker & Dunlop (2) 707,504 71,500
244,163
Insurance 2.9%
BRP Group, Class A (1)(2) 315,526 9,131
Coalition, Acquisition Date: 9/13/21, Cost $357 (1)(3)(5) 21,587 209
First American Financial  547,269 33,411
Goosehead Insurance, Class A (1) 70,500 4,697
Hagerty, Warrants, 12/1/26 (1) 257,272 256
Hanover Insurance Group  165,700 22,563
James River Group Holdings (6) 1,911,439 17,776
Oscar Health, Class A (1) 2,363,000 35,138
Palomar Holdings (1) 88,286 7,401
Primerica  84,700 21,426
ProAssurance  2,519,927 32,406
RLI  85,700 12,724
Root, Class A (1) 37,500 2,291
Ryan Specialty Holdings, Class A  1,197,228 66,446
Selective Insurance Group  255,826 27,929
White Mountains Insurance Group  9,500 17,046
310,850
Mortgage Real Estate Investment Trusts 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2) 2,906,895 82,556

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PennyMac Mortgage Investment Trust, REIT (2) 3,574,572 52,475
135,031
Total Financials 2,605,171
HEALTH CARE 9.0%
Biotechnology 4.5%
ACELYRIN (1) 1,385,100 9,349
Akero Therapeutics (1) 396,681 10,020
Apellis Pharmaceuticals (1)(2) 291,425 17,130
Arrowhead Pharmaceuticals (1) 464,100 13,273
Ascendis Pharma, ADR (1) 142,065 21,476
Biohaven (1) 394,900 21,597
Black Diamond Therapeutics (1) 2,314,800 11,736
Blueprint Medicines (1) 102,332 9,707
Bridgebio Pharma (1) 283,900 8,778
Cabaletta Bio (1) 534,746 9,123
CG oncology (1) 152,436 6,692
Crinetics Pharmaceuticals (1) 439,200 20,559
CRISPR Therapeutics (1)(2) 104,788 7,142
Cytokinetics (1) 503,900 35,328
Denali Therapeutics (1) 289,638 5,943
Grifols, ADR (1) 1,318,600 8,808
HilleVax (1)(2) 913,389 15,190
Icosavax, CVR (1)(3) 1,240,955 —
Immatics (1)(2) 1,824,170 19,172
Immunocore Holdings, ADR (1) 236,300 15,360
Immunome (1)(2) 324,093 7,999
Insmed (1) 329,129 8,929
Ionis Pharmaceuticals (1) 901,200 39,067
Iovance Biotherapeutics (1) 858,100 12,717
MacroGenics (1) 679,961 10,009
Madrigal Pharmaceuticals (1)(2) 28,176 7,524
Merus (1) 177,800 8,006
MoonLake Immunotherapeutics (1)(2) 83,056 4,172
Nkarta (1) 529,654 5,726
Prime Medicine (1) 801,678 5,612
Sana Biotechnology (1)(2) 1,592,844 15,929
Syndax Pharmaceuticals (1) 607,500 14,459
Tango Therapeutics (1)(2) 1,221,646 9,700
Vaxcyte (1) 342,695 23,410
Verve Therapeutics (1)(2) 1,285,711 17,074
Xenon Pharmaceuticals (1) 347,774 14,972
Zentalis Pharmaceuticals (1)(2) 798,185 12,579
484,267

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 1.2%
Atrion (2) 83,971 38,925
Avanos Medical (1) 1,161,200 23,119
Lantheus Holdings (1) 442,319 27,530
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)(3)
(5) 2,631,808 1,053
QuidelOrtho (1) 717,468 34,395
125,022
Health Care Providers & Services 2.3%
Alignment Healthcare (1) 970,910 4,816
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(3)(5) 211,518 298
Ensign Group  668,072 83,121
Innovage Holding (1)(2) 3,159,412 14,028
Pennant Group (1) 1,595,362 31,317
Privia Health Group (1) 528,600 10,355
Select Medical Holdings  3,365,534 101,471
245,406
Health Care Technology 0.3%
Multiplan (1) 5,345,275 4,336
Phreesia (1) 1,072,224 25,658
29,994
Life Sciences Tools & Services 0.1%
Sotera Health (1)(2) 729,100 8,756
8,756
Pharmaceuticals 0.6%
Elanco Animal Health (1) 1,937,300 31,539
EyePoint Pharmaceuticals (1) 412,911 8,535
Neumora Therapeutics (1)(2) 1,020,241 14,028
Structure Therapeutics, ADR (1) 204,800 8,778
62,880
Total Health Care 956,325
INDUSTRIALS & BUSINESS SERVICES 14.7%
Aerospace & Defense 0.9%
BWX Technologies  177,100 18,174
Leonardo DRS (1) 1,256,508 27,756
Moog, Class A  346,100 55,255
101,185
Building Products 1.7%
AZZ  142,700 11,032
CSW Industrials  125,748 29,501
UFP Industries  668,502 82,232

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zurn Elkay Water Solutions  1,896,235 63,467
186,232
Commercial Services & Supplies 2.0%
Brady, Class A  1,035,092 61,360
Casella Waste Systems, Class A (1) 375,000 37,076
MSA Safety  200,603 38,835
Stericycle (1) 402,300 21,221
Tetra Tech  155,541 28,730
UniFirst  60,000 10,406
VSE (2) 275,022 22,002
219,630
Construction & Engineering 0.8%
Arcosa  226,600 19,456
MYR Group (1) 64,300 11,365
Valmont Industries  96,316 21,987
WillScot Mobile Mini Holdings (1) 761,200 35,396
88,204
Electrical Equipment 0.4%
Thermon Group Holdings (1) 1,296,407 42,418
42,418
Ground Transportation 0.8%
Landstar System  440,000 84,814
84,814
Machinery 3.5%
Alamo Group  221,800 50,644
Crane  231,800 31,323
Douglas Dynamics  223,300 5,386
Enpro  169,000 28,522
Esab  718,071 79,397
ESCO Technologies  296,887 31,782
Federal Signal  59,300 5,033
Helios Technologies  331,436 14,812
Hydrofarm Holdings Group (1)(2) 533,757 576
John Bean Technologies  269,400 28,257
RBC Bearings (1) 225,851 61,059
Shyft Group  641,900 7,972
SPX Technologies (1) 286,800 35,314
380,077
Marine Transportation 0.2%
Matson  227,507 25,572
25,572
Passenger Airlines 0.4%
Allegiant Travel (2) 345,507 25,986

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sun Country Airlines Holdings (1) 844,811 12,748
38,734
Professional Services 2.0%
ASGN (1) 278,300 29,155
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(3)(5) 211,422 913
Conduent (1) 4,408,638 14,901
FTI Consulting (1) 220,277 46,322
Parsons (1) 1,031,560 85,568
Paycor HCM (1)(2) 1,747,965 33,981
210,840
Trading Companies & Distributors 2.0%
Beacon Roofing Supply (1) 1,082,345 106,091
Herc Holdings  264,510 44,517
MSC Industrial Direct, Class A  269,400 26,143
Rush Enterprises, Class A  694,513 37,170
213,921
Total Industrials & Business Services 1,591,627
INFORMATION TECHNOLOGY 6.3%
Communications Equipment 0.3%
Viavi Solutions (1) 3,612,700 32,839
32,839
Electronic Equipment, Instruments & Components 2.2%
Insight Enterprises (1) 5,700 1,057
Knowles (1) 1,198,600 19,297
Littelfuse  265,734 64,401
Mirion Technologies (1)(2) 4,534,310 51,555
New York Community Bancorp, Acquisition Date: 3/8/24,
Cost $10,989 (1)(5) 284,311 12,252
PAR Technology (1)(2) 386,236 17,520
Vishay Intertechnology (2) 1,394,200 31,620
Vontier  866,800 39,318
237,020
IT Services 0.2%
Endava, ADR (1) 451,700 17,183
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (1)(3)(5) 135,360 2,649
19,832
Semiconductors & Semiconductor Equipment 2.0%
Allegro MicroSystems (1)(2) 562,000 15,152
Diodes (1) 313,800 22,123
Entegris  89,718 12,609
Lattice Semiconductor (1) 396,557 31,023
MACOM Technology Solutions Holdings (1)(2) 675,400 64,595

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Onto Innovation (1) 397,401 71,961
217,463
Software 1.6%
Altair Engineering, Class A (1)(2) 112,500 9,692
Amplitude, Class A (1) 880,600 9,581
Apiture, Acquisition Date: 11/6/23, Cost $252 (1)(3)(5) 15,000 252
Apiture, Acquisition Date: 7/1/20 - 11/6/23, Cost $11,099 (1)(3)(5) 687,865 11,549
DoubleVerify Holdings (1) 851,195 29,928
Enfusion, Class A (1)(2) 586,500 5,425
Envestnet (1) 202,046 11,701
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473 (1)(3)(5) 559,515 8,605
Intapp (1) 423,660 14,532
JFrog (1) 402,200 17,785
nCino (1) 796,574 29,776
Socure, Acquisition Date: 12/22/21, Cost $2,410 (1)(3)(5) 149,990 937
Workiva (1) 193,036 16,370
166,133
Total Information Technology 673,287
MATERIALS 4.5%
Chemicals 1.6%
Element Solutions  3,360,300 83,940
Hawkins  181,786 13,961
Orion  1,738,791 40,897
Quaker Chemical  185,100 37,992
176,790
Containers & Packaging 0.2%
Pactiv Evergreen  708,382 10,144
Sealed Air  283,800 10,557
20,701
Metals & Mining 2.4%
Alpha Metallurgical Resources  18,000 5,961
Carpenter Technology  407,265 29,087
Constellium (1) 4,331,585 95,771
ERO Copper (1)(2) 567,400 10,940
First Quantum Minerals (CAD)  1,248,657 13,422
Hudbay Minerals  869,300 6,085
Reliance  280,765 93,826
255,092
Paper & Forest Products 0.3%
Clearwater Paper (1) 319,252 13,961
West Fraser Timber (CAD)  202,410 17,477

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
West Fraser Timber (2) 60,700 5,246
36,684
Total Materials 489,267
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Helix Acquisition Corp. II (1) 263,611 2,728
Total Miscellaneous 2,728
REAL ESTATE 10.0%
Diversified Real Estate Investment Trusts 0.9%
American Assets Trust, REIT  863,700 18,924
Empire State Realty Trust, Class A, REIT  214,500 2,173
Essential Properties Realty Trust, REIT  2,724,023 72,622
93,719
Hotel & Resort Real Estate Investment Trusts 1.1%
Apple Hospitality, REIT  3,646,206 59,725
Pebblebrook Hotel Trust, REIT (2) 3,912,400 60,290
120,015
Industrial Real Estate Investment Trusts 2.0%
EastGroup Properties, REIT  492,100 88,465
Innovative Industrial Properties, REIT (2) 70,000 7,248
Terreno Realty, REIT (2) 1,743,600 115,775
211,488
Office Real Estate Investment Trusts 0.9%
Highwoods Properties, REIT  1,531,800 40,102
IQHQ, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(3)(5) 866,287 16,347
Kilroy Realty, REIT  998,700 36,383
92,832
Real Estate Management & Development 1.5%
Colliers International Group  181,722 22,212
DigitalBridge Group  1,135,800 21,887
FirstService (2) 317,700 52,675
Opendoor Technologies, Class A (1)(2) 5,266,497 15,957
St. Joe  780,168 45,226
157,957
Residential Real Estate Investment Trusts 1.1%
Apartment Investment & Management, Class A, REIT (1) 2,029,165 16,619
Independence Realty Trust, REIT  3,805,600 61,384
UMH Properties, REIT  2,277,600 36,988
114,991
Retail Real Estate Investment Trusts 1.2%

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Macerich, REIT  2,082,300 35,878
NETSTREIT, REIT (2) 3,042,236 55,886
Saul Centers, REIT (2) 1,075,806 41,408
133,172
Specialized Real Estate Investment Trusts 1.3%
CubeSmart, REIT  1,613,000 72,940
PotlatchDeltic, REIT  631,046 29,672
Safehold, REIT (2) 1,565,250 32,244
134,856
Total Real Estate 1,059,030
UTILITIES 3.8%
Electric Utilities 1.9%
IDACORP  590,600 54,861
MGE Energy  559,977 44,082
OGE Energy  1,092,400 37,469
PNM Resources  1,723,275 64,864
201,276
Gas Utilities 1.1%
Chesapeake Utilities  507,181 54,421
ONE Gas (2) 945,982 61,044
115,465
Independent Power & Renewable Electricity Producer 0.1%
Talen Energy (1) 152,200 14,360
14,360
Water Utilities 0.7%
Artesian Resources, Class A (2) 482,563 17,908
California Water Service Group  812,739 37,776
Middlesex Water  335,363 17,607
73,291
Total Utilities 404,392
Total Common Stocks (Cost $7,063,754) 10,277,576
CONVERTIBLE BONDS 0.2%
Farmers Business Network, 15.00%, 9/29/25, Acquisition Date:
9/29/23, Cost $10,691 (1)(3)(5) 10,691,000 10,691
Stash Financial, 5.00%, 3/23/26, Acquisition Date: 9/8/23,
Cost $9,400 (1)(3)(5) 9,400,000 9,400
Total Convertible Bonds (Cost $20,091) 20,091

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 2.6%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)(3)
(4)(5) 282,711 1,238
1,238
Specialty Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(3)(5) 2,127,647 2,128
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)(3)(5) 406,249 4,546
6,674
Total Consumer Discretionary 7,912
CONSUMER STAPLES 0.1%
Food Products 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(3)(5) 841,026 4,390
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(3)(5) 144,247 753
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(3)(5) 26,661 139
Total Consumer Staples 5,282
FINANCIALS 0.3%
Banks 0.1%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $11,470 (1)
(3)(5) 109,095 7,965
7,965
Financial Services 0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(3)(5) 445,224 6,434
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(3)(5) 335,107 4,842
11,276
Insurance 0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)(3)
(5) 1,296,510 12,576
12,576
Total Financials 31,817
HEALTH CARE 0.6%
Biotechnology 0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)(3)(5) 331,043 1,390
1,390

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)(3)
(5) 211,518 298
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(3)(5) 3,729,550 6,378
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(3)(5) 3,272,913 5,597
12,273
Life Sciences Tools & Services 0.5%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(3)(5) 1,011,567 9,074
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(3)(5) 472,388 28,688
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(3)(5) 307,043 18,647
56,409
Total Health Care 70,072
INDUSTRIALS & BUSINESS SERVICES 0.5%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587 (1)(3)(5) 323,903 11,359
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)(3)
(5) 2,622,728 12,773
24,132
Electrical Equipment 0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(3)(5) 613,518 1,736
Tonian Holdings, Series A, Non-Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $8,392 (1)(3)(5)(6) 8,531,194 11,091
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(3)(5)(6) 15,050,275 19,565
32,392
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(3)(5) 889,080 3,841
3,841
Total Industrials & Business Services 60,365
INFORMATION TECHNOLOGY 0.5%
IT Services 0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (1)(3)(5) 30,470 596
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (1)(3)(5) 3,030 59
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $74 (1)(3)(5) 3,310 65

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $8,658 (1)(3)(5) 385,620 7,547
8,267
Software 0.4%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)(3)(5) 129,187 1,987
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)(3)(5) 241,168 3,709
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(3)(5) 711,894 10,949
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(3)(5) 542,859 8,349
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(3)(5) 857,551 3,508
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(3)(5) 309,802 1,267
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(3)(5) 1,881,753 9,917
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929 (1)(3)
(5) 182,290 1,139
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404 (1)
(3)(5) 149,613 935
Socure, Series B, Acquisition Date: 12/22/21, Cost $43 (1)(3)(5) 2,706 17
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572 (1)(3)(5) 346,775 2,167
43,944
Total Information Technology 52,211
MATERIALS 0.5%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)(3)
(5) 275,749 5,592
5,592
Metals & Mining 0.4%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(3)(5) 522,347 38,319
38,319
Total Materials 43,911
Total Convertible Preferred Stocks (Cost $321,145) 271,570
CORPORATE BONDS 0.1%
PRA Group, 7.375%, 9/1/25 (7) 7,174,000 7,138
Total Corporate Bonds (Cost $6,892) 7,138
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Energy Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $144 (1)(3)(4)(5)(6) 143,910 151

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21 -
9/29/21, Cost $1,286 (1)(3)(4)(5)(6) 1,286,870 1,531
Total Energy 1,682
Total Preferred Stocks (Cost $1,430) 1,682
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.39% (6)(8) 150,279,690 150,280
Total Short-Term Investments (Cost $150,280) 150,280
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (6)(8) 1,329,409 1,330
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,330
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 5.39% (6)(8) 207,650,330 207,650
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 207,650
Total Securities Lending Collateral (Cost $208,980) 208,980
Total Investments in Securities 101.9%
(Cost $7,772,572) $ 10,937,317
Other Assets Less Liabilities (1.9)% (201,101)
Net Assets 100.0% $ 10,736,216
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$390,921 and represents 3.6% of net assets.
(6) Affiliated Companies
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$7,138 and represents 0.1% of net assets.
(8) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Dogwood State Bank, Non-Voting Shares  $ — $ 1 $ —
Dogwood State Bank, Voting Shares  — — —
Dogwood State Bank, Warrants, 5/6/24  — — —
Energy Reservoir Holdings, Class A-1  — — —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Class A-3  — 1 —
FS Bancorp  16 (1,515) 173
James River Group Holdings  (13) 158 96
John Marshall Bancorp  7 (4,939) —
Live Oak Bancshares  67 (9,917) 74
Metropolitan Bank Holding  (7,995) (1,396) —
Saul Centers, REIT  (1,770) 1,268 3,121
Southern First Bancshares  4 (2,416) —
Strattec Security  (5) (309) —
Tonian Holdings, Series A, Non-Voting Shares  — 853 —
Tonian Holdings, Series A, Voting Shares  — 1,505 —
T. Rowe Price Government Reserve Fund, 5.39% — — 1,770++
Totals $ (9,689)# $ (16,706) $ 5,234+

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
Dogwood State Bank, Non-
Voting Shares  $ 5,130 $ — $ — $ *
Dogwood State Bank, Voting
Shares  2,520 — — *
Dogwood State Bank, Warrants,
5/6/24  342 — — *
Energy Reservoir Holdings,
Class A-1  12,107 — — 12,107
Energy Reservoir Holdings,
Class A-3  151 — — 151
Energy Reservoir Holdings,
Class A-3  1,531 — 1 1,531
FS Bancorp  24,636 — 9 23,112
James River Group Holdings  * 1,054 31 17,776
John Marshall Bancorp  23,951 366 14 19,364
Live Oak Bancshares  112,264 — 36 102,311
Metropolitan Bank Holding  32,044 — 17,026 *
Saul Centers, REIT  51,774 — 11,634 *
Southern First Bancshares  16,766 — 13 14,337
Strattec Security  5,881 — 1,550 *
Tonian Holdings, Series A, Non-
Voting Shares  10,238 — — 11,091
Tonian Holdings, Series A,
Voting Shares  18,060 — — 19,565
T. Rowe Price Government
Reserve Fund, 5.39% 296,346  ¤  ¤ 359,260
Total $ 580,605^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,234 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $563,681.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Small-Cap Value Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $22,686,000 for the period ended
March 31, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,083,000 $ 109,250 $ 85,326 $ 10,277,576
Convertible Bonds — — 20,091 20,091
Convertible Preferred Stocks — — 271,570 271,570
Corporate Bonds — 7,138 — 7,138
Preferred Stocks — — 1,682 1,682
Short-Term Investments 150,280 — — 150,280
Securities Lending Collateral 208,980 — — 208,980
Total $ 10,442,260 $ 116,388 $ 378,669 $ 10,937,317
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 86,206 $ (880) $ 85,326
Convertible Bonds 20,091 — 20,091
Convertible Preferred Stocks 248,004 23,566 271,570
Preferred Stocks 1,682 — 1,682
Total $ 355,983 $ 22,686 $ 378,669

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 85,326 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Timing of
events
1.07 yrs 1.07 yrs Decrease
Market
comparable
Probability
for potential
outcome
20%
– 80%
27% Increase
Enterprise
value to sales
multiple
1.7x
– 11.5x
3.7x Increase
Sales growth
rate
5%
– 55%
18% Increase
Enterprise
value to gross
profit multiple
3.4x
– 15.3x
7.3x Increase
Gross profit
growth rate
24%
– 25%
24% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
12.2x
– 18.1x
15.4x Increase
EBITDA
growth rate
125% 125% Increase
Enterprise
value to
gross written
premiums
multiple
1.3x
- 1.6x
1.5x Increase
Gross written
premiums
growth rate
20% 20% Increase
Price to
tangible book
value multiple
1.4x
– 2.7x
1.7x Increase
Projected
enterprise
value to sales
multiple
1.1x
- 1.3x
1.2x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Tangible book
value growth
rate
3% - 7% 6% Increase
Discount for
liquidation
preference
—# —# —#
Discount
to public
company
multiples
31%
- 52%
42% Decrease

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 35%
– 41%
35% Increase
Convertible
Bonds
$ 20,091 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 271,570 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
– 80%
34% Increase
Enterprise
value to sales
multiple
1.0x
– 11.5x
6.0x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
1%
– 129%
29% Increase
Enterprise
value to gross
profit multiple
1.5x
- 15.3x
9.8x Increase
Gross profit
growth rate
5% - 25% 21% Increase
Enterprise
value to
EBITDA
multiple
11.5x
- 18.1x
14.2x Increase
Enterprise
value to
gross written
premiums
multiple
1.3x
- 1.6x
1.5x Increase
Gross written
premiums
growth rate
20% 20% Increase
Projected
enterprise
value to sales
multiple
1.1x
- 17.6x
11.6x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
EBITDA
growth rate
56% 56% Increase
Price to net
asset value
multiple
0.9x 0.9x Increase
Price to
tangible book
value multiple
2.1x
- 2.7x
2.4x Increase

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Tangible book
value growth
rate
3% - 7% 5% Increase
Discount
to public
company
multiples
31%
- 52%
42% Decrease
Discount rate
for cost of
capital
15%
- 25%
22% Decrease
Discount for
uncertainty
80%
- 100%
92% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$ 1,682 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
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